Accumulated Other Comprehensive Loss - Summary of Income Tax Benefit (Expense) to Component of Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated net unrealized loss on translation of net investment in foreign operations	$ 6	$ 4
Balance, beginning of year	10
Balance, end of year	(1)	10
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	0	(8)
Net unrealized (loss) gain	(35)	2
Reclassification of net loss (gain) to net income	19	6
Balance, end of year	(16)	0
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	6	25
Net unrealized (loss) gain	3	(17)
Reclassification of net loss (gain) to net income	0	(2)
Balance, end of year	$ 9	$ 6